ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES
	September 30, 2022	December 31, 2021
Accrued Wages	$68,219	$22,950
Accrued Interest and other	56,612	143,847
Accrued Interest and other	$124,830	$166,797

	December 31, 2021	December 31, 2020
Accrued Wages	$22,950-	$25,654
Accrued Interest and other	135,662	477,941
Accrued Interest and other	$158,612	$503,595